CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Total	Common Stock	Preference Shares	Non-controlling interest	Minority interest buy-out	Additional paid-in capital	Additional paid-in capital Common Stock	Additional paid-in capital Preference Shares	Retained earnings	Retained earnings Common Stock	Retained earnings Preference Shares	Gain on derivatives, net of taxes:	Cumulative foreign currency translation adjustments, net of taxes:	Unrealized appreciation on available for sale investments, net of taxes:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ 0.1	$ 0.0	$ 2.7		$ 954.7			$ 2,011.3			$ 2.1	$ (67.7)	$ 9.7
Net change attributable to non-controlling interest for the year		$ (1.0)			1.0
Shares issued			0.0					$ 2.7	$ 0.0
Capital contribution (1)		0.0
Ordinary shares repurchased and canceled			0.0
Share-based compensation	[1]						10.1
Consideration of minority interest							0.0
Buy-out of minority interest		0.0				$ 0.0	0.0
Net (loss)		(145.8)
Dividends											$ (42.9)	$ (30.5)
Dividends due to non-controlling interest										(0.1)
Cumulative Effect on Retained Earnings, before Tax | Accounting Standards Update 2016-13 [Member]										0.0
Change for the year, net of income tax														12.3	(76.5)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,640.4	0.1	0.0	3.7		967.5			1,791.0			0.3	(55.4)	(66.8)
Net change from current period hedged transactions													(1.8)
Total accumulated other comprehensive income/(loss), net of taxes		(121.9)
Net change attributable to non-controlling interest for the year		1.2			(1.2)
Shares issued			0.6					0.8	241.6
Capital contribution (1)		0.0
Ordinary shares repurchased and canceled			(0.1)
Share-based compensation	[1]						(9.9)
Consideration of minority interest							(0.8)
Buy-out of minority interest		0.8				(2.5)	2.5
Net (loss)		(241.7)
Dividends											0.0	(35.9)
Dividends due to non-controlling interest										0.0
Cumulative Effect on Retained Earnings, before Tax | Accounting Standards Update 2016-13 [Member]										0.0
Change for the year, net of income tax														(24.8)	151.3
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,725.5	0.6	0.0	0.0		1,201.7			1,514.6			4.3	(80.2)	84.5
Share-based payment | Accounting Standards Update 2016-09							10.1
Net change from current period hedged transactions													4.0
Total accumulated other comprehensive income/(loss), net of taxes		8.6
Net change attributable to non-controlling interest for the year		0.0			0.0
Shares issued			0.0					$ 0.0	$ 0.0
Capital contribution (1)	[2]	268.0
Ordinary shares repurchased and canceled			0.0
Share-based compensation	[1]						0.0
Consideration of minority interest							0.0
Buy-out of minority interest		0.0				$ 0.0	0.0
Net (loss)		(40.1)
Dividends											$ 0.0	$ (44.5)
Dividends due to non-controlling interest										0.0
Cumulative Effect on Retained Earnings, before Tax | Accounting Standards Update 2016-13 [Member]	[3]									(4.3)
Change for the year, net of income tax														(9.6)	102.3
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,997.6	$ 0.6	$ 0.0	$ 0.0		$ 1,469.7			$ 1,425.7			4.6	$ (89.8)	$ 186.8
Net change from current period hedged transactions													$ 0.3
Total accumulated other comprehensive income/(loss), net of taxes		$ 101.6

[1]	The balance in 2018 of $10.1 million is a reclassification from accrued expenses and other payables as a result of the net settlement of restricted share units following the adoption of ASU 2016-09 -“Compensation — Stock Compensation”. The balance in 2019 of $(9.9) million relates to the reclassification from additional paid-in capital to accrued expenses and other payables as a result of the net settlement of taxes on restricted share units. (3) As of the year end December 31, 2019, the retained earnings was restated by $15.6 million from January 1, 2017 to account for additional ceded premiums on excess of loss ceded reinsurance contracts for periods December 31, 2016 and prior.
[2]	The $268.0 million relates to additional capital contribution received from our parent company Highlands Bermuda Holdco, Ltd.
[3]	The $4.3 million relates to the cumulative effect-adjustment to opening retained earnings as a result of the recognition of current expected credit losses (‘CECL’) in the Company’s available-for-sale investment portfolio and reinsurance recoverables following the adoption of ASU 2016-13.